Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Commitments and contingencies [Text Block]

18) Commitments and contingencies

At December 31, 2021, the Company was party to certain management and consulting contracts. Minimum commitments under the agreements are approximately $3,152 and all payable within one year. These contracts also require that additional payments of up to approximately $4,728 be made upon the occurrence of certain events such as change of control. As the triggering event has not occurred, the contingent payments have not been reflected in these consolidated financial statements.

The Company has entered into a number of contracts with third party customers to deliver monthly quantities of the Company's vanadium products. A significant proportion of the Company's monthly vanadium production in 2022 has been committed. Prior to April 30, 2020, the Company sold 100% of its vanadium production under an off-take agreement.

In 2021, the Company signed a 10-year exclusive off-take agreement with a third party for the purchase of all standard and high purity grade vanadium products they produce. The annual quantity to be delivered to the Company in 2022 is 220 tonnes of V2O5, with the Company having a right of first refusal over additional amounts.

The Company's Largo Clean Energy business is required to pay a royalty of 7.5% of the net sales price of each VRFB which contains a manufactured licensed product or uses or transfers a licensed product on or after January 1, 2022.

The Company's mining and exploration activities are subject to various federal, provincial and international laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company has made payments to comply with such laws and regulations.

The Company indemnifies its directors and officers against any and all claims or losses reasonably incurred in the performance of their service to the Company to the extent permitted by law. The Company has acquired and maintains liability insurance for its directors and officers.

The Company is committed to a minimum amount of rental payments under five leases of office space which expire between April 30, 2022 and December 31, 2023. Minimum rental commitments remaining under the leases are approximately $369, including $226 due within one year. In addition, minimum rental commitments remaining under other short-term leases are approximately $3, all due within one year.

At the Company's Maracás Menchen Mine, the Company has entered into purchase order contracts with remaining amounts due related to goods not received or services not rendered as of December 31, 2021 of $10,576.

The Company, through its subsidiaries, is party to legal proceedings in the ordinary course of its operations related to legally binding agreements with various third parties under supply contracts and consulting agreements. At December 31, 2021 one such proceeding was ongoing in Brazil. This relates to a supply agreement for the Maracás Menchen Mine which was filed with the courts in October 2014. The amount claimed totals R$9,900 ($1,774), with a counterclaim filed by Vanádio for R$10,700 ($1,917). A provision of R$1,281 ($230) has been recognized at December 31, 2021 for the probable loss (December 31, 2020 - R$1,281 ($247)).

The Company and its subsidiaries are also party to legal proceedings regarding labour matters. A provision was recorded at December 31, 2020 for such proceedings in Brazil in an amount of R$3,538 ($681). At December 31, 2021, the provision recognized was R$469 ($84), following a settlement in October 2021. The outcome of these proceedings remains dependent on the final judgment. Management does not expect the outcome of any of the remaining proceedings to have a materially adverse effect on the results of the Company's financial position or results of operations. Should any losses result from the resolution of these claims and disputes, they will be charged to operations in the period that they are determined.